Investment (Tables)	12 Months Ended
Dec. 31, 2022
Investments, All Other Investments [Abstract]
Schedule of Sale of Investment
Description	Amount
Basis of Investment	$225,000
Less:
Cash receivable at closing	90,000
Offset of account payable to seller	115,896
Total	205,896
Loss from sale	$19,104